Loan interest income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Income and Expenses [Abstract]
Contractual interest earned	$ 224,474	$ 228,892	$ 213,908
Amortization
Amortization of fair value hedge	(300)	(316)	(501)
Amortization of loan origination fees (net of amortized costs)	5,436	5,456	5,088
Amortization of fair value adjustment on purchased loans	1,046	0	0
Total loan interest income	230,656	234,032	218,495
Balance of unamortized fair value hedge included in loans as at year end	1,376	1,676	1,992
Balance of unamortized loan fees included in loans as at year end	$ 12,204	$ 11,628	$ 10,010